Acquisitions and Dispositions - Additional Information (Detail) $ in Millions, $ in Millions																1 Months Ended		12 Months Ended
	Jan. 14, 2021	May 14, 2020 ARS ($)	Apr. 16, 2020 ARS ($)	Mar. 05, 2020	Oct. 08, 2019	Aug. 02, 2019 USD ($)	Jun. 26, 2019 USD ($)	Jun. 25, 2019 USD ($)	Dec. 20, 2018 USD ($)	Dec. 17, 2018	Sep. 05, 2018	Jun. 11, 2018 USD ($)	Mar. 20, 2018 USD ($)	Feb. 23, 2017 USD ($)	Oct. 14, 2016 USD ($)	Jan. 31, 2020 ARS ($)	Mar. 31, 2017	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)	Nov. 29, 2021 MMBoe	Dec. 31, 2020 ARS ($)	Apr. 22, 2020 USD ($)	Jan. 31, 2020 USD ($)	May 29, 2019 USD ($) MMBoe	Feb. 11, 2019	Nov. 02, 2018 USD ($)	Dec. 31, 2017 ARS ($)	Nov. 22, 2017 USD ($)	Jul. 25, 2016 USD ($)
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Borrowings																		$ 526,760	$ 335,078		$ 678,306						$ 191,063
YPF [member] | CAN 100 exploration permit (offshore) [Member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Change in ownership stake, percentage	35.00%
Amount received by YPF																						$ 22.0
Bajo del Piche, Barranca de Los Loros, El Medanito and El Santiagueño areas [Member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Equity interests in operating concessions												$ 22.3
Business disposition percentage of equity interest												100.00%
YPF Profit from assignment agreement																		1,523
Disposal percentage																									100.00%
Cerro Bandera [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
YPF Profit from assignment agreement																			284
Bajo del Toro [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
YPF Profit from assignment agreement																			871
Aguada del Chañar area [Member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Exploratory mining property																		4,055
Aguada del Chañar area [Member] | IEASA [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Business disposition percentage of equity interest								100.00%
Amount quoted								$ 96.0
Bandurria Sur Area [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
YPF Profit from assignment agreement		$ 4,420														$ 6,356
Disposal percentage																					11.00%
Bandurria Sur Area [member] | Schlumberger Oilfield Eastern Ltd. [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Total price of the transaction																							$ 105.0
Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Profit from exploitation agreement																			1,167
Equinor Argentina BV [member] | YPF [member] | CAN 100 exploration permit (offshore) [Member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Equity interest in joint operation					50.00%
Voting interest percentage					50.00%
YPF S.A. and PetroUruguay S.A. | Aguada la Arena area
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Participation interest transfer percentage										20.00%
Participation interest transfer amount														$ 18.0
Participation interest percentage										100.00%
YPF S.A. and PetroUruguay S.A. | Rio Neuquen [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Participation interest transfer percentage											33.33%
YPF EE
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Participation in the capital stock													100.00%
Subscription price													$ 275.0
Contribution made at closing date													135.0
Contribution made 12 months after the closing date of the transaction													$ 140.0
Profit on revaluation																			11,980
Profit on dilution on interest in YPF EE																			13,552
YPF EE | 24 months from the closing date [Member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Contingent price evaluation percentage													33.33%
YPF EE | Subsequent Years
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Contingent price evaluation percentage													16.67%
YPF EE - YPF SA
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Participation in the capital stock													75.00001%
YPF And Equinor [member] | CAN-100 [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
YPF Profit from assignment agreement			$ 1,457
YPF And Equinor [member] | CAN 100 Area [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Equity Interest transfer Percentage	15.00%
BAndurria Sur Area- Bandurria Sur Investments SA [member] [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Equity interests in operating concessions participation percentage		60.00%
BAndurria Sur Area- Bandurria Sur Investments SA [member] [member] | YPF [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Business disposition percentage of equity interest		11.00%
Disposal percentage																							11.00%
BAndurria Sur Area- Bandurria Sur Investments SA [member] [member] | Bandurria Sur Block [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Business disposition percentage of equity interest				11.00%
YPF EE
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Contingent price subject to the evolution of the electric market prices													$ 35.0
Revaluation of residual interest																			10,114
YPF EE | GEFS Global Energy B V [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Participation in the capital stock													24.99%
YPF [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Loss on reversal of net profit of balance accrued from investment translation																			1,572
YPF [member] | CAN 100 exploration permit (offshore) [Member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Efectivizing of Participation Interest Percentage Held			50.00%
YPF [member] | Bandurria Sur Area [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Equity interests in operating concessions participation percentage		40.00%
YPF [member] | YPF EE
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Participation in the capital stock													72.69218%
Profit on revaluation																			11,879
Profit on dilution on interest in YPF EE																			13,451
Profit from dilution of participation in the equity of YPF EE																			3,438
OPESSA [member] | YPF EE
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Participation in the capital stock													2.30783%
Profit on revaluation																			101
Profit on dilution on interest in YPF EE																			$ 101
PEPASA [member] | Petrobras Argentina S.A. [member] | Aguada la Arena area
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Capital and voting rights held																			67.20%
PEPASA [member] | YPF S.A. [member] | Aguada la Arena area
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Guaranteed loan granted equivalent to the acquisition price																													$ 140.0
Rio Neuquen [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Equity interests in operating concessions participation percentage															33.33%
Equity interests in operating concessions															$ 72.0
Equity interests in operating concessions participation percentage cancelled through a payment																	33.33%
Aguada de la Arena [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Equity interests in operating concessions participation percentage															80.00%
Equity interests in operating concessions															$ 68.0
Equity interests in operating concessions participation percentage cancelled through a payment																	80.00%
Oil Combustibles SA [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Total price of the transaction																										$ 85.0
Net assets acquired																										$ 63.0
CTEB [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Voting interest percentage																								50.00%
Top of increased of installed capacity | MMBoe																								567
Ownership interest, value																								$ 282.0
Goodwill																								$ 229.0
Price adjsutment for consideration							$ 10.0
CTEB [member] | Scenario Forecast [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Top of increased of installed capacity | MMBoe																				840
CTEB [member] | IEASA [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Borrowings							170.0
Proceeds From Capital Contribution.							$ 100.0
YPF And Oilstone Energia S.A [member] | Cerro Bandera [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Total price of the transaction																												$ 14.0
YPF And Oilstone Energia S.A [member] | Al Sur del Dorsal, Anticlinal Campamento, Dos Hermanas y Ojo de Agua [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Equity interests in operating concessions									$ 12.0
Business disposition percentage of equity interest									100.00%
Loss from assignment agreement																		558
YPF And Capetrol Argentina SA [Member] | Río Mayo and Sarmiento areas [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Total price of the transaction						$ 1.1
Business disposition percentage of equity interest						100.00%
YPF Profit from assignment agreement																		$ 187